PRINCIPAL SUBSIDIARIES - SUMMARIZED CONSOLIDATED BALANCE SHEET (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of summarized consolidated balance sheet [line items]
Current assets	¥ 445,856	¥ 504,120
Current liabilities	(576,374)	(565,098)
Non-current assets	1,309,215	1,088,188
Non-current liabilities	(302,862)	(170,675)
Net assets attributable to owners of the Company	738,150	717,284
Net assets attributable to non-controlling interests	137,685	139,251
Marketing Company
Disclosure of summarized consolidated balance sheet [line items]
Current assets	129,266	130,861
Current liabilities	(192,106)	(181,766)
Net current (liabilities)/assets	(62,840)	(50,905)
Non-current assets	340,356	261,062
Non-current liabilities	(58,732)	(2,086)
Net non-current assets/ (liabilities)	281,624	258,976
Net assets	218,784	208,071
Net assets attributable to owners of the Company	148,256	141,244
Net assets attributable to non-controlling interests	70,528	66,827
SIPL
Disclosure of summarized consolidated balance sheet [line items]
Current assets	19,151	16,731
Current liabilities	(456)	(483)
Net current (liabilities)/assets	18,695	16,248
Non-current assets	13,234	38,020
Non-current liabilities	(16,952)	(31,050)
Net non-current assets/ (liabilities)	(3,718)	6,970
Net assets	14,977	23,218
Net assets attributable to owners of the Company	6,308	5,266
Net assets attributable to non-controlling interests	8,669	17,952
Shanghai Petrochemical
Disclosure of summarized consolidated balance sheet [line items]
Current assets	22,309	25,299
Current liabilities	(15,479)	(13,913)
Net current (liabilities)/assets	6,830	11,386
Non-current assets	23,185	19,087
Non-current liabilities	(21)	(10)
Net non-current assets/ (liabilities)	23,164	19,077
Net assets	29,994	30,463
Net assets attributable to owners of the Company	14,998	15,295
Net assets attributable to non-controlling interests	14,996	15,168
Fujian Petrochemical
Disclosure of summarized consolidated balance sheet [line items]
Current assets	1,788	816
Current liabilities	(804)	(50)
Net current (liabilities)/assets	984	766
Non-current assets	11,558	11,444
Non-current liabilities	(688)	(688)
Net non-current assets/ (liabilities)	10,870	10,756
Net assets	11,854	11,522
Net assets attributable to owners of the Company	5,927	5,761
Net assets attributable to non-controlling interests	5,927	5,761
Sinopec Kantons
Disclosure of summarized consolidated balance sheet [line items]
Current assets	1,284	1,209
Current liabilities	(2,961)	(3,722)
Net current (liabilities)/assets	(1,677)	(2,513)
Non-current assets	12,777	12,895
Non-current liabilities	(158)	(132)
Net non-current assets/ (liabilities)	12,619	12,763
Net assets	10,942	10,250
Net assets attributable to owners of the Company	6,583	6,165
Net assets attributable to non-controlling interests	4,359	4,085
Shanghai SECCO
Disclosure of summarized consolidated balance sheet [line items]
Current assets	11,858	9,537
Current liabilities	(3,196)	(2,233)
Net current (liabilities)/assets	8,662	7,304
Non-current assets	11,473	12,301
Non-current liabilities	(1,627)	(1,698)
Net non-current assets/ (liabilities)	9,846	10,603
Net assets	18,508	17,907
Net assets attributable to owners of the Company	12,511	12,105
Net assets attributable to non-controlling interests	5,997	5,802
Zhonghan Wuhan ("Sinopec-SK ")
Disclosure of summarized consolidated balance sheet [line items]
Current assets	5,337	2,750
Current liabilities	(15,037)	(2,333)
Net current (liabilities)/assets	(9,700)	417
Non-current assets	21,567	12,612
Non-current liabilities	(7)
Net non-current assets/ (liabilities)	21,560	12,612
Net assets	11,860	13,029
Net assets attributable to owners of the Company	6,997	8,469
Net assets attributable to non-controlling interests	¥ 4,863	¥ 4,560